CornerCap Group of Funds
Manager’s Report for the Shareholders
For the year ended March 31, 2001

Dear Shareholder:

For the fiscal year ending March 31, 2001, our Small Cap Value Fund and our Balanced Fund performed exceptionally well. In our quarterly reports, we have discussed the significant change in the market that started in March 2000, as the technology and telecommunication sectors began their sharp decline. While our two funds have appreciated nicely, the overall market has continued its decline into the current year. The returns for these funds and appropriate benchmarks for our most recent fiscal year are as follows:

Returns for the Fiscal Year Ending March 31, 2001

(* Blended 60/40 = 60% Russell 1000 Index + 40% Lehman Govt/Corp Bond Index)

The excellent returns of the Small Cap Value and Balanced Funds have continued since March 31, 2001, returning 9.4% and 5.5%, respectively, through May 25, 2001. We believe that this positive trend will continue as investors go through the process of lowering their expectations for the market in general and for the large and mid-sized technology stocks in particular.

On July 31, 2000, we added the CornerCap Emerging Growth Fund (CEGF) to our family of funds. The purpose of the CEGF is to capture above market returns in a higher risk, niche area of the market and to have a high probability that these returns will not be correlated with the returns from our other funds. Many of our clients use more than one of our funds, and this lack of correlation (i.e., returns with different cycles) tends to smooth out the near-term volatility. Since the inception of the CEGF, we have not been able to capture the above market returns, but we have realized uncorrelated returns. Through fiscal year-end (eight months ending March 31, 2001), the fund was down 31.8%. Since March 31 (through May 25, 2001), the fund has recovered nicely and is up 17.0%.

On a final note, our Board of Trustees recently voted to begin receiving all or a portion of their compensation in shares of our mutual funds. This is another example our Board’s continuing to act in the best interest of our shareholders.

CornerCap Investment Counsel
May 30, 2001

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
CornerCap Emerging Growth Fund
Atlanta, Georgia

We have audited the accompanying statement of assets and liabilities of CornerCap Emerging Growth Fund, including the portfolio of investments, as of March 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Emerging Growth Fund as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 9, 2001

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2001

Shares		Value (Note 1-A)
COMMON STOCKS - 91.0%
	Applications Software - 4.3%
5,044	Peregrine Systems, Inc. *	$98,358
8,000	Red Hat, Inc. *	48,720

		147,078

	Agricultural Operations - 2.6%
25,000	AgriBioTech, Inc. *	200
6,700	Embrex, Inc. *	79,562
10,000	U.S. Home & Garden, Inc. *	10,313

		90,075

	Apparel - 0.8%
4,500	Cutter & Buck, Inc. *	26,719

	Building Materials - 0.7%
1,300	Aaon, Inc. *	25,187

	Collectibles - 1.5%
12,000	Media Arts Group, Inc. *	53,040

	Commercial Services - 7.0%
2,000	CoStar Group, Inc. *	38,250
7,000	META Group, Inc. *	9,590
3,200	Plexus Corp. *	82,000
95,000	Soligen Technologies, Inc. *	11,400
5,000	Summa Industries *	44,688
7,000	TeleTech Holdings, Inc. *	55,125

		241,053

	Computer Services/Equipment - 7.5%
5,300	Integral Systems, Inc. *	86,125
7,500	NUR Macroprinters, Ltd. *	47,344
4,424	Palm, Inc. *	37,189
30,000	Sento Corp. *	60,000
2,400	Software Spectrum, Inc. *	25,650

		256,308

	Consulting Services - 0.9%
3,500	Diamond Cluster International, Inc. *	30,406

	Distribution - Wholesale - 4.1%
5,850	Advanced Marketing Services, Inc.	136,890
17,100	Ezcony Interamerica, Inc. *	2,394

		139,284

	Diversified - 3.1%
350	Lynch Corp. *	10,150
971	Wing Partners *	97,100

		107,250

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2001

Shares		Value (Note 1-A)
COMMON STOCKS - 91.0%
	Education Services - 2.4%
5,500	New Horizons Worldwide, Inc. *	81,125

	Electrical Components - 5.8%
3,400	Cree, Inc. *	50,898
10,000	Kopin Corp. *	57,500
2,000	Molecular Devices Corp. *	91,000

		199,398

	Entertainment - 1.4%
17,000	New Frontier Media, Inc. *	49,672

	Financial Services 6.3%
5,000	Actrade Financial Technologies, Ltd. *	114,688
1,500	Radian Group, Inc.	101,625

		216,313

	Furniture - 0.4%
3,960	The Rowe Companies	14,256

	Industrial Services - 0.3%
4,700	MFRI, Inc. *	11,750

	Insurance - 0.9%
1,000	Annuity and Life Re (Holdings), Ltd.	29,750

	Internet Services - 2.3%
1,000	FreeMarkets, Inc. *	9,531
10,000	Navidec, Inc. *	18,750
7,000	PurchasePro.com, Inc. *	50,750

		79,031

	Medical Products - 15.2%
27,900	Abaxis, Inc. *	140,373
13,017	Interpore International, Inc. *	54,509
46,000	Dexterity Surgical, Inc. *	8,740
10,000	Laser Vision Centers, Inc. *	44,688
17,100	Merit Medical Systems, Inc. *	105,806
11,000	Misonix, Inc. *	77,688
3,900	Polymedica Corp. *	88,725

		520,529

	Multimedia - 1.0%
700	Lynch Interactive Corp. *	33,425

	Networking Products - 1.7%
10,000	3Com Corp. *	57,188

	Oil - Field Services - 1.9%
6,000	Key Energy Services, Inc. *	64,200

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2001

Principal Amount		Value (Note 1-A)
COMMON STOCKS - 91.0%
	Private Corrections - 0.9%
14,000	Correctional Services Corp. *	30,188

	Rehabilitation Centers - 3.4%
2,800	RehabCare Group, Inc. *	115,360

	Research & Development - 1.8%
3,300	URS Corp. *	62,700

	Service Contracts - 0.0%
2,800	Warrantech Corp. *	1,488

	Telecommunications - 9.2%
3,800	The Alpine Group, Inc. *	6,650
1,155	Comverse Technology, Inc. *	68,018
17,600	Gentner Communications Corp. *	184,800
700	Sunshine PCS Corp. *	219
10,000	XETA Technologies, Inc	55,000

		314,687

	Toys - 3.1%
10,000	JAKKS Pacific, Inc. *	106,250

	Wireless Equipment - 0.5%
8,000	Track Communications, Inc. *	4,500
9,500	NEXIQ Technologies, Inc. *	11,579

		16,079

	Total Common Stocks (Cost $4,407,022)	3,119,789

SHORT-TERM INVESTMENTS - 7.4%
	Federated Treasury
$254,292	(Cost $254,292)		254,292

	Total Investments (Cost $4,661,314) (a)	98.4%	3,374,081
	Other Assets - Net	1.6%	54,570

	Net Assets	100.0%	$3,428,651

*	Non income producing security
(a)	Aggregate cost for federal income tax purpose is $4,661,314.
At March 31, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Gross unrealized appreciation	$710,726
Gross unrealized depreciation	(1,997,959)

Net unrealized depreciation	$(1,287,233)

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2001

ASSETS
Investments at market value,
(Identified cost $4,661,314) (Note 1-A)	$3,374,081
Cash	59,854
Interest receivable	560
Dividends receivable	139

Total assets	3,434,634

LIABILITIES
Advisory fee payable	3,149
Service fees payable	2,834

Total liabilities	5,983

NET ASSETS
(Applicable to 379,068 shares outstanding, unlimited shares authorized)	$3,428,651

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($3,428,651 ÷ 379,068 shares)	$9.04

NET ASSETS
At March 31, 2001, net assets consisted of:
Paid-in capital	$4,258,033
Accumulated net realized gain on investments	457,851
Net unrealized depreciation	(1,287,233)

$3,428,651

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF OPERATIONS

Period ended March 31, 2001 *
INVESTMENT INCOME
Income
Dividends	$1,254
Interest income	16,994

Total income	18,248

Expenses
Management fee (Note 2)	42,874
Service fees (Note 2)	15,177

Total expenses	58,051

Net investment loss	(39,803)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	457,851
Change in unrealized depreciation of investments	(2,043,850)

Net loss on investments	(1,585,999)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,625,802)

* Commencement of operations was July 27, 2000.

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period ended March 31, 2001 *

INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment loss	$(39,803)
Net realized gain on investments	457,851
Change in unrealized depreciation of investments	(2,043,850)

Net decrease in assets resulting from operations	(1,625,802)

Capital share transactions (a)
Increase in net assets resulting from capital share transactions	5,054,453

Total increase in net assets	3,428,651

NET ASSETS
Beginning of period	-

End of period	$3,428,651

(a)       Summary of capital share activity follows:

	2001
	Shares	Value
Shares sold	30,388	$407,207
Shares issued in connection with acquisition of limited partnership	365,522	4,845,264
Shares issued on reinvested of distributions	-	-

	395,910	5,252,471
Shares redeemed	(16,842)	(198,018)

Net increase	379,068	$5,054,453

* Commencement of operations was July 27, 2000.

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the year)

July 27, 2000* To March 31, 2001
Per Share Operating Performance
Net asset value, beginning of period	$13.26

Income from investment operations -
Net investment loss	(0.11)
Net realized and unrealized loss on investments	(4.11)

Total from investment operations	(4.22)

Net asset value, end of period	$9.04

Total Return	(31.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)	$3,429
Ratios to average net assets
Expenses	1.90%
Net investment loss	(1.30)%
Portfolio turnover rate	34.20%

* Commencement of operations

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2001

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
CornerCap Emerging Growth Fund, (the "Fund") is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund's investment objective is to obtain long-term capital appreciation. The Fund began operations on July 27, 2000. The Fund's investment objective is to obtain long-term capital appreciation.
	A.	Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.
	B.	Security Transactions, Investment Income and Other - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
	C.	Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.
	D.	Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.
	E.	Accounting Estimates - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2001

(2)	TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "Advisor"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.40% of the average daily net assets.
In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.
The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)	PURCHASES AND SALES OF SECURITIES
For the period ended March 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,187,317 and $1,388,551, respectively.
(4)	ACQUISITION OF LIMITED PARTNERSHIP
On July 27, 2000, the Fund acquired all of the assets of a limited partnership pursuant to a plan of reorganization approved by the partners. The acquisition was accomplished by a tax-free exchange of 365,522 shares valued at $4,845,264 including $756,617 in unrealized appreciation.